Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2020
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Mercurity Fintech Holding Inc.
Entity Common Stock, Shares Outstanding	2,978,928,849
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001527762
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	American depositary shares, each representing 360 ordinary shares, par value US$0.00001 per share
Trading Symbol	MFH
Security Exchange Name	NASDAQ